ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consist of the following:

	December 31,
	2024	2025
	US$’000	US$’000
Accrued operating expenses	1,145	830
Deposits	204	243
Advances from customers	323	1,299
Unrealized losses on commodity future contracts, at fair value	14	519
GST payables	5	16
	1,691	2,907